Financial derivatives - Nominal amounts and fair values of trading and hedging financial derivatives - Collateral provided (Details) - Financial instruments in connection with derivative transactions in organized markets - MXN ($)
$ in Millions
	Dec. 31, 2021	Dec. 31, 2020
Financial instruments
Collateral provided	$ 6,261	$ 4,123
Cash | Mercado Mexicano de Derivados, S.A. de C.V.
Financial instruments
Collateral provided	4,326	3,113
Cash | Chicago Mercantile Exchange
Financial instruments
Collateral provided	1,934	1,009
Cash | Foreign financial Institutions
Financial instruments
Collateral provided	$ 1	$ 1